Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories

Note 13—Inventories

Inventories are specified below:

	2024	2023
	(EUR’000)
Inventories
Raw materials and consumables	17,596	18,566
Work in progress	235,688	171,030
Finished goods	42,325	19,335
Total inventories	295,609	208,931

Due to production lead time, work in progress includes inventories that are not sellable before more than twelve months after the reporting date.

Inventories were reduced by write-downs of €15.7 million and €22.9 million for the years ended December 31, 2024 and 2023 respectively, which include write-downs on pre-launch inventories.